Segment Reporting Segment Reporting	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Segment Reporting Disclosure
Segment reporting

Ferrellgas, L.P. has two primary operations: propane and related equipment sales and midstream operations. These two operations result in three reportable operating segments: propane and related equipment sales, midstream operations - water solutions and midstream operations - crude oil logistics.

The chief operating decision maker evaluates the operating segments using an Adjusted EBITDA performance measure which is based on earnings before income tax benefit, interest expense, depreciation and amortization expense, non-cash employee stock ownership plan compensation charge, non-cash stock-based compensation charge, goodwill impairment, loss on disposal of assets and other, other expense (income), net, change in fair value of contingent consideration, severance costs, litigation accrual and related legal fees associated with a class action lawsuit, unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments and acquisition and transition expenses. This performance measure is not a GAAP measure, however, the components are computed using amounts that are determined in accordance with GAAP. A reconciliation of this performance measure to net earnings, which is its nearest comparable GAAP measure, is included in the tables below. In management's evaluation of performance, costs such as compensation for certain administrative staff and executive management, are not allocated by segment and, accordingly, the following reportable segment results do not include such unallocated costs. The accounting policies of the operating segments are otherwise the same as those described in the summary of significant accounting policies in Note B.

Assets reported within a segment are those assets that can be identified to a segment and primarily consist of trade receivables, property, plant and equipment, inventories, identifiable intangible assets and goodwill. Cash, certain prepaid assets and other assets are not allocated to segments. Although Ferrellgas, L.P. can and does identify long-lived assets such as property, plant and equipment and identifiable intangible assets to reportable segments, Ferrellgas, L.P. does not allocate the related depreciation and amortization to the segment as management evaluates segment performance exclusive of these non-cash charges.

The propane and related equipment sales segment primarily includes the distribution and sale of propane and related equipment and supplies with concentrations in the Midwest, Southeast, Southwest and Northwest regions of the United States. Sales from propane distribution are generated principally from transporting propane purchased from third parties to propane distribution locations and then to tanks on customers’ premises or to portable propane tanks delivered to nationwide and local retailers. Sales from portable tank exchanges, nationally branded under the name Blue Rhino, are generated through a network of independent and partnership-owned distribution outlets.

The midstream operations - crude oil logistics segment primarily includes a domestic crude oil transportation and logistics provider with an integrated portfolio of midstream assets. These assets connect crude oil production in prolific unconventional resource plays to downstream markets. Bridger's truck, pipeline terminal, pipeline, rail and maritime assets form a comprehensive, fee-for-service business model, and substantially all of its cash flow is expected to be generated from fee-based commercial agreements. Bridger's fee-based business model generates income by providing crude oil transportation and logistics services on behalf of producers and end users of crude oil.

The midstream operations - water solutions segment primarily includes salt water disposal wells that are a critical component of the oil and natural gas well drilling industry. Oil and gas wells generate significant volumes of salt water known as “flowback” and “production” water. Flowback is a water based solution that flows back to the surface during and after the completion of the hydraulic fracturing (“fracking”) process whereby large volumes of water, sand and chemicals are injected under high pressures into rock formations to stimulate production. Production water is salt water from underground formations that are brought to the surface during the normal course of oil or gas production. In the oil and gas fields Ferrellgas, L.P. services, these volumes of water are transported by truck away from the fields to salt water disposal wells where it is injected into underground geologic formations using high-pressure pumps. Revenue is derived from fees charged to customers to dispose of salt water at the disposal facilities and crude oil sales from the skimming oil process.

Following is a summary of segment information for the three months ended October 31, 2015 and 2014.

	Three months ended October 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Segment revenues	$277,476	$189,373	$4,297	$—	$471,146
Direct costs (1)	241,877	164,570	4,776	11,024	422,247
Adjusted EBITDA	$35,599	$24,803	$(479)	$(11,024)	$48,899

	Three months ended October 31, 2014
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Segment revenues	$435,439	$—	$7,916	$—	$443,355
Direct costs (1)	393,808	—	4,733	10,456	408,997
Adjusted EBITDA	$41,631	$—	$3,183	$(10,456)	$34,358

(1) Direct costs are comprised of "cost of sales-propane and other gas liquids sales", "cost of products sold-midstream operations", "cost of products sold-other", "operating expense", "general and administrative expense", and "equipment lease expense" less "non-cash stock-based compensation charge", "change in fair value of contingent consideration", "severance charge", "litigation accrual and related legal fees associated with a class action lawsuit", "unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments" and "acquisition and transition expenses".

Following is a reconciliation of Ferrellgas, L.P.'s total segment performance measure to condensed consolidated net loss:

	Three months ended October 31,
	2015	2014
Net loss	$(76,536)	$(29,137)
Income tax benefit	(844)	(511)
Interest expense	29,758	19,878
Depreciation and amortization expense	36,979	23,309
EBITDA	(10,643)	13,539
Non-cash employee stock ownership plan compensation charge	5,256	4,374
Non-cash stock-based compensation charge	8,122	16,112
Goodwill impairment	29,316	—
Loss on disposal of assets and other	14,917	961
Other expense, net	122	449
Change in fair value of contingent consideration	(100)	(1,800)
Severance costs	856	—
Litigation accrual and related legal fees associated with a class action lawsuit	—	723
Unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments	1,038	—
Acquisition and transition expenses	15	—
Adjusted EBITDA	$48,899	$34,358

Following are total assets by segment:

Assets	October 31, 2015	July 31, 2015
Propane and related equipment sales	$1,287,582	$1,291,737
Midstream operations - crude oil logistics	879,286	917,325
Midstream operations - water logistics	178,236	205,358
Corporate and unallocated	39,310	45,542
Total consolidated assets	$2,384,414	$2,459,962

Following are capital expenditures by segment:

	Three months ended October 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Capital expenditures:
Maintenance	$5,898	$—	$139	$145	$6,182
Growth	8,615	3,303	6,401	—	18,319
Total	$14,513	$3,303	$6,540	$145	$24,501

	Three months ended October 31, 2014
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Capital expenditures:
Maintenance	$4,576	$—	$176	$304	$5,056
Growth	11,069	—	857	—	11,926
Total	$15,645	$—	$1,033	$304	$16,982

Segment reporting

Ferrellgas, L.P. has two primary operations: propane and related equipment sales and midstream operations. These two operations result in three reportable operating segments: propane and related equipment sales, midstream operations - water solutions and midstream operations - crude oil logistics.

The chief operating decision maker evaluates the operating segments using an Adjusted EBITDA performance measure which is based on earnings before income tax expense, interest expense, depreciation and amortization expense, non-cash employee stock ownership plan compensation charge, non-cash stock-based compensation charge, goodwill impairment, loss on disposal of assets and other, other expense, net, change in fair value of contingent consideration, severance costs, litigation accrual and related legal fees associated with a class action lawsuit, unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments and acquisition and transition expenses. This performance measure is not a GAAP measure, however, the components are computed using amounts that are determined in accordance with GAAP. A reconciliation of this performance measure to net earnings, which is its nearest comparable GAAP measure, is included in the tables below. In management's evaluation of performance, costs such as compensation for certain administrative staff and executive management, are not allocated by segment and, accordingly, the following reportable segment results do not include such unallocated costs. The accounting policies of the operating segments are otherwise the same as those described in Note B - Summary of Significant Accounting Policies.

Assets reported within a segment are those assets that can be identified to a segment and primarily consist of trade receivables, property, plant and equipment, inventories, identifiable intangible assets and goodwill. Cash, certain prepaid assets and other assets are not allocated to segments. Although Ferrellgas, L.P. can and does identify long-lived assets such as property, plant and equipment and identifiable intangible assets to reportable segments, Ferrellgas, L.P. does not allocate the related depreciation and amortization to the segment as management evaluates segment performance exclusive of these non-cash charges.

The propane and related equipment sales segment primarily includes the distribution and sale of propane and related equipment and supplies with concentrations in the Midwest, Southeast, Southwest and Northwest regions of the United States. Sales from propane distribution are generated principally from transporting propane purchased from third parties to propane distribution locations and then to tanks on customers’ premises or to portable propane tanks delivered to nationwide and local retailers. Sales from portable tank exchanges, nationally branded under the name Blue Rhino, are generated through a network of independent and partnership-owned distribution outlets.

The midstream operations - crude oil logistics segment primarily includes a domestic crude oil transportation and logistics provider with an integrated portfolio of midstream assets. These assets connect crude oil production in prolific unconventional resource plays to downstream markets. Bridger's truck, pipeline terminal, pipeline, rail and maritime assets form a comprehensive, fee-for-service business model, and substantially all of its cash flow is generated from fee-based commercial agreements. Bridger's fee-based business model generates income by providing crude oil transportation and logistics services on behalf of producers and end users of crude oil.

The midstream operations - water solutions segment primarily includes salt water disposal wells that are a critical component of the oil and natural gas well drilling industry. Oil and gas wells generate significant volumes of salt water known as “flowback” and “production” water. Flowback is a water based solution that flows back to the surface during and after the completion of the hydraulic fracturing (“fracking”) process whereby large volumes of water, sand and chemicals are injected under high pressures into rock formations to stimulate production. Production water is salt water from underground formations that are brought to the surface during the normal course of oil or gas production. In the oil and gas fields Ferrellgas, L.P. services, these volumes of water are transported by truck away from the fields to salt water disposal wells where it is injected into underground geologic formations using high-pressure pumps. Revenue is derived from fees charged to customers to dispose of salt water at the disposal facilities and crude oil sales from the skimming oil process.

Following is a summary of segment information for the three and six months ended January 31, 2016 and 2015.

	Three months ended January 31, 2016
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Segment revenues	$460,905	$183,793	$4,540	$—	$649,238
Direct costs (1)	338,795	155,072	5,461	11,183	510,511
Adjusted EBITDA	$122,110	$28,721	$(921)	$(11,183)	$138,727

	Three months ended January 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Segment revenues	$658,820	$—	$7,153	$—	$665,973
Direct costs (1)	513,006	—	5,137	10,902	529,045
Adjusted EBITDA	$145,814	$—	$2,016	$(10,902)	$136,928

	Six months ended January 31, 2016
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Segment revenues	$738,381	$373,166	$8,837	$—	$1,120,384
Direct costs (1)	580,672	319,642	10,237	22,207	932,758
Adjusted EBITDA	$157,709	$53,524	$(1,400)	$(22,207)	$187,626

	Six months ended January 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Segment revenues	$1,094,259	$—	$15,069	$—	$1,109,328
Direct costs (1)	906,814	—	9,870	21,358	938,042
Adjusted EBITDA	$187,445	$—	$5,199	$(21,358)	$171,286

(1) Direct costs are comprised of "cost of sales-propane and other gas liquids sales", "cost of products sold-midstream operations", "cost of products sold-other", "operating expense", "general and administrative expense", and "equipment lease expense" less "non-cash stock-based compensation charge", "change in fair value of contingent consideration", "severance charge", "litigation accrual and related legal fees associated with a class action lawsuit", "unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments" and "acquisition and transition expenses".

Following is a reconciliation of Ferrellgas, L.P.'s total segment performance measure to condensed consolidated net earnings:

	Three months ended January 31,		Six months ended January 31,
	2016	2015	2016	2015
Net earnings (loss)	$62,187	$90,409	$(14,349)	$61,272
Income tax expense	1,025	1,037	181	526
Interest expense	30,701	20,341	60,459	40,219
Depreciation and amortization expense	37,367	23,943	74,346	47,252
EBITDA	131,280	135,730	120,637	149,269
Non-cash employee stock ownership plan compensation charge	3,141	3,788	8,397	8,162
Non-cash stock-based compensation charge	(2,456)	318	5,666	16,430
Goodwill impairment	—	—	29,316	—
Loss on disposal of assets and other	2,524	1,414	17,441	2,375
Other expense, net	298	178	420	627
Change in fair value of contingent consideration	—	(4,500)	(100)	(6,300)
Severance costs	—	—	856	—
Litigation accrual and related legal fees associated with a class action lawsuit	—	—	—	723
Unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments	3,870	—	4,908	—
Acquisition and transition expenses	70	—	85	—
Adjusted EBITDA	$138,727	$136,928	$187,626	$171,286

Following are total assets by segment:

Assets	January 31, 2016	July 31, 2015
Propane and related equipment sales	$1,353,923	$1,291,737
Midstream operations - crude oil logistics	907,932	917,325
Midstream operations - water logistics	176,869	205,358
Corporate and unallocated	40,951	45,542
Total consolidated assets	$2,479,675	$2,459,962

Following are capital expenditures by segment:

	Six months ended January 31, 2016
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Capital expenditures:
Maintenance	$8,588	$—	$195	$516	$9,299
Growth	16,035	26,638	8,478	—	51,151
Total	$24,623	$26,638	$8,673	$516	$60,450

	Six months ended January 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Capital expenditures:
Maintenance	$8,873	$—	$350	$676	$9,899
Growth	14,324	—	2,910	—	17,234
Total	$23,197	$—	$3,260	$676	$27,133

Segment reporting

Ferrellgas, L.P. has two primary operations: propane and related equipment sales and midstream operations. These two operations result in three reportable operating segments: propane and related equipment sales, midstream operations - water solutions and midstream operations - crude oil logistics.
During June 2015, subsequent to an acquisition, Ferrellgas, L.P. formed a new midstream operation - crude oil logistics segment. During May 2014, subsequent to an acquisition, Ferrellgas, L.P. formed a new midstream operation - water solutions segment.
The chief operating decision maker evaluates the operating segments using an Adjusted EBITDA performance measure which is based on earnings before income tax expense, interest expense, depreciation and amortization expense, loss on extinguishment of debt, non-cash employee stock ownership plan compensation charge, non-cash stock-based compensation charge, loss on disposal of assets, other income (expense), net, change in fair value of contingent consideration, litigation accrual and related legal fees associated with a class action lawsuit, acquisition and transition expenses and unrealized (non-cash) gain on changes in fair value of derivatives not designated as hedging instruments. This performance measure is not a GAAP measure, however, the components are computed using amounts that are determined in accordance with GAAP. A reconciliation of this performance measure to net earnings, which is its nearest comparable GAAP measure, is included in the tables below. In management's evaluation of performance, certain costs, such as compensation for administrative staff and executive management, are not allocated by segment and, accordingly, the following reportable segment results do not include such unallocated costs. The accounting policies of the operating segments are otherwise the same as those described in the summary of significant accounting policies in Note B.
Assets reported within a segment are those assets that can be identified to a segment and primarily consist of trade receivables, property, plant and equipment, inventories, identifiable intangible assets and goodwill. Cash, certain prepaid assets and other assets are not allocated to segments. Although Ferrellgas, L.P. can and does identify long-lived assets such as property, plant and equipment and identifiable intangible assets to reportable segments, Ferrellgas, L.P. does not allocate the related depreciation and amortization to the segment as management evaluates segment performance exclusive of these non-cash charges.
The propane and related equipment sales segment primarily includes the distribution and sale of propane and related equipment and supplies with concentrations in the Midwest, Southeast, Southwest and Northwest regions of the United States. Sales from propane distribution are generated principally from transporting propane purchased from third parties to propane distribution locations and then to tanks on customers’ premises or to portable propane tanks delivered to nationwide and local retailers. Sales from portable tank exchanges, nationally branded under the name Blue Rhino, are generated through a network of independent and partnership-owned distribution outlets.

The midstream operations - crude oil logistics segment primarily includes a domestic crude oil transportation and logistics provider with an integrated portfolio of midstream assets. These assets connect crude oil production in prolific unconventional resource plays to downstream markets. Bridger's truck, pipeline terminal, pipeline, rail and maritime assets form a comprehensive, fee-for-service business model, and substantially all of its cash flow is expected to be generated from fee-based commercial agreements. Bridger's fee-based business model generates income by providing crude oil transportation and logistics services on behalf of producers and end users of crude oil.

The midstream operations - water solutions segment primarily includes salt water disposal wells that are a critical component of the oil and natural gas well drilling industry. Oil and gas wells generate significant volumes of salt water known as “flowback” and “production” water. Flowback is a water based solution that flows back to the surface during and after the completion of the hydraulic fracturing (“fracking”) process whereby large volumes of water, sand and chemicals are injected under high pressures into rock formations to stimulate production. Production water is salt water from underground formations that are brought to the surface during the normal course of oil or gas production. In the oil and gas fields Ferrellgas, L.P. services, these volumes of water are transported by truck away from the fields to salt water disposal wells where it is injected into underground geologic formations using high-pressure pumps. Revenue is derived from fees charged to customers to dispose of salt water at the disposal facilities and crude oil sales from the skimming oil process.

Prior to the Sable acquisition in May 2014, Ferrellgas, L.P. managed and evaluated its operations as a single reportable segment. As the current three reportable segment structure is the result of both the Bridger Logistics Acquisition completed in June 2015 and the Sable acquisition completed during May 2014, comparative historical segment information for fiscal 2013 does not exist.

Following is a summary of segment information for the years ended July 31, 2015 and 2014.

	Year Ended July 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total

Segment revenues	$1,917,201	$81,512	$25,677	$—	$2,024,390
Direct costs (1)	1,591,300	72,929	20,141	39,732	1,724,102
Adjusted EBITDA	$325,901	$8,583	$5,536	$(39,732)	$300,288

	Year Ended July 31, 2014
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total

Segment revenues	$2,398,425	$—	$7,435	$—	$2,405,860
Direct costs (1)	2,067,156	—	3,997	46,582	2,117,735
Adjusted EBITDA	$331,269	$—	$3,438	$(46,582)	$288,125

(1) Direct costs are comprised of "cost of sales-propane and other gas liquids sales", "cost of sales-other", "cost of sales-midstream operations", "operating expense", "general and administrative expense", and "equipment lease expense" less "non-cash stock and unit-based compensation charge", "change in fair value of contingent consideration", "litigation accrual and related legal fees associated with a class action lawsuit", "acquisition and transition expenses" and "unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments".

Following is a reconciliation of Ferrellgas, L.P.'s total segment performance measure to consolidated net earnings:

	Year Ended July 31,
	2015	2014

Net earnings	$46,427	$49,907
Income tax expense (benefit)	(384)	2,471
Interest expense	84,227	70,332
Depreciation and amortization expense	98,579	84,202
EBITDA	228,849	206,912
Loss on extinguishment of debt	—	21,202
Non-cash employee stock ownership plan compensation charge	24,713	21,789
Non-cash stock and unit-based compensation charge	25,982	24,508
Loss on disposal of assets	7,099	6,486
Other expense, net	354	479
Change in fair value of contingent consideration	(6,300)	5,000
Litigation accrual and related legal fees associated with a class action lawsuit	806	1,749
Acquisition and transition expenses	16,373	—
Unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments	2,412	—
Adjusted EBITDA	$300,288	$288,125

Following are total assets by segment:

	July 31,	July 31,
	2015	2014

Assets
Propane and related equipment sales	$1,291,737	$1,400,603
Midstream operations - crude oil logistics	917,325	—
Midstream operations - water solutions	205,358	136,116
Corporate and unallocated	45,542	33,114
Total consolidated assets	$2,459,962	$1,569,833

Following are capital expenditures by segment (unaudited):

	Year Ended July 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water solutions	Corporate and other	Total

Capital expenditures:
Maintenance	$16,020	$—	$1,072	$2,357	$19,449
Growth	36,958	64	13,366	—	50,388
Total	$52,978	$64	$14,438	$2,357	$69,837

	Year Ended July 31, 2014
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water solutions	Corporate & other	Total

Capital expenditures:
Maintenance	$14,682	$—	$181	$3,275	$18,138
Growth	30,501	—	1,715	627	32,843
Total	$45,183	$—	$1,896	$3,902	$50,981